Loss Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock Units (RSUs) [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	34,385,852	39,259,022	44,422,384
Contigent Share [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS		0	0
Contigent Share [Member] | Maximum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	32,967,573
Contigent Share [Member] | Minimum [Member]
Impairment Effects on Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS	0